Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines	et out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Lines:
Sales of goods	146,222	129,416	136,372
Sales of services	17,721	14,353	7,813
Total	163,943	143,769	144,185
Geographical markets (*):
EMEA	125,182	116,929	120,619
NORAM	37,417	25,701	23,552
APAC	1,344	1,139	14
Total	163,943	143,769	144,185

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.

Summary of Revenues Based Geographical Segments	et out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Lines:
Sales of goods	146,222	129,416	136,372
Sales of services	17,721	14,353	7,813
Total	163,943	143,769	144,185
Geographical markets (*):
EMEA	125,182	116,929	120,619
NORAM	37,417	25,701	23,552
APAC	1,344	1,139	14
Total	163,943	143,769	144,185

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.